Related Party Balances and Transactions - Acceptance of R&D and maintenance service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances and Transactions
Acceptance of R&D and maintenance service	¥ 136,358	¥ 8,194	¥ 3,402
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.
Related Party Balances and Transactions
Acceptance of R&D and maintenance service	107,144
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Balances and Transactions
Acceptance of R&D and maintenance service	13,956	7,265	1,449
Wuhan Weineng Battery Assets Co., Ltd.
Related Party Balances and Transactions
Acceptance of R&D and maintenance service	8,508
Xunjie Energy (Wuhan) Co., Ltd.
Related Party Balances and Transactions
Acceptance of R&D and maintenance service	3,735	¥ 929
Ningbo Meishan Free Trade Port Weilai Xinneng Investment Management Co., Ltd.
Related Party Balances and Transactions
Acceptance of R&D and maintenance service	¥ 3,015
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.
Related Party Balances and Transactions
Acceptance of R&D and maintenance service			¥ 1,953